Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 17,987	$ 15,763
Accumulated depreciation		4,053	2,965
Depreciated cost		13,934	12,798
Manufacturing equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		8,721	8,617
Computers and software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		562	522
Laboratory equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		1,158	1,085
Furniture and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		152	148
Cars [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		145	143
Capital work-in-progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		1,998
Land [Meber]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	[1]	$ 5,251	$ 5,248

[1]	In October 2023, the Company entered into a development agreement with the Israel Land Authority (“ILA”), which converts into a lease agreement for an initial non-cancellable term of 49 years from the date of grant, subject to further potential renewal options (see also note 7).